Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Class Of Inventories [Line Items]
Raw materials	$ 1,218.0	$ 1,037.2
Work in process	840.9	774.9
Spare parts	437.4	441.9
Finished goods	76.8	61.6
Held by third parties	107.7	96.2
Advances to suppliers	39.1	25.4
Inventory in transit	163.2	155.7
Consumption materials	53.0	43.1
Total	2,936.1	2,636.0
Gross amount [Member]
Class Of Inventories [Line Items]
Raw materials	1,302.6	1,118.9
Work in process	840.9	774.9
Spare parts	476.5	477.6
Finished goods	76.8	61.6
Held by third parties	112.2	97.5
Advances to suppliers	39.1	25.4
Inventory in transit	163.2	155.7
Consumption materials	58.4	51.7
Total	3,069.7	2,763.3
Loss due to obsolescence [Member]
Class Of Inventories [Line Items]
Raw materials	(84.6)	(81.7)
Work in process	0.0	0.0
Spare parts	(38.2)	(34.3)
Finished goods	0.0	0.0
Held by third parties	(4.5)	(1.3)
Advances to suppliers	0.0	0.0
Inventory in transit	0.0	0.0
Consumption materials	(5.4)	(8.6)
Total	(132.7)	(125.9)
Loss of market value [Member]
Class Of Inventories [Line Items]
Raw materials	0.0	0.0
Work in process	0.0	0.0
Spare parts	(0.9)	(1.4)
Finished goods	0.0	0.0
Held by third parties	0.0	0.0
Advances to suppliers	0.0	0.0
Inventory in transit	0.0	0.0
Consumption materials	0.0	0.0
Total	$ (0.9)	$ (1.4)